Subsequent Events (Details) - Ian Jacobs - Mark N. Tompkins - Subsequent Event - Surfside Acquisition Inc.	Nov. 26, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares issued | shares	25,000
Stock price per share | $ / shares	$ 0.0001
Purchase price | $	$ 2.5